Schedule of other non-current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Investment in Turkish joint venture	$ 134,475	$ 134,475
Loan receivable from Turkish joint venture	128,753
Total	$ 263,228	$ 134,475